Trade and Other Receivables - Additional Information (Detail) $ in Thousands											12 Months Ended
	Apr. 03, 2025 USD ($)	Oct. 24, 2024 USD ($)	Aug. 09, 2024 USD ($)	May 31, 2024 USD ($)	Jan. 17, 2024 USD ($)	Dec. 28, 2023 USD ($)	Oct. 30, 2023 USD ($)	Aug. 30, 2023 USD ($)	Aug. 14, 2023 USD ($)	May 12, 2023 USD ($)	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($) customer		Dec. 31, 2023 USD ($) customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Decrease in current trade accounts receivable											$ 160,242
Proceeds from sale of accounts receivable											235,181
Current trade receivable from new law											54,652
Reclassification of noncurrent to current trade receivables											176,495
Amount of collection from trade receivables											121,842
Amount of increase in current trade receivables from exchange differences											47,448
Decrease in non-current trade accounts receivable											74,337
Decrease in noncurrent trade accounts receivable due to transfers											176,495
Decrease due to lower agreement with regulated customers											7,339
Increase in noncurrent trade accounts receivable from exchange differences											101,971
Increase in non current trade receivable from new law											18,875
Trade receivables, Current											1,232,090	$ 1,424,706		$ 1,552,619
Trade and other payables, current											1,533,475	1,535,871	[1]	1,669,660	[1]
Trade receivables, Non-current											992,830	1,067,198		870,102
Trade and other payables non-current											$ 985,569	$ 969,504	[1]	$ 678,966	[1]
Number of customers with sales representing 10% or more of revenues | customer											1	1		1
Finance income from lease receivables											$ 2,677	$ 2,218		$ 3,703
Impairment losses of trade receivables											$ 38,658	19,529		12,827
Percentage of increase over the loss											95.97%
Enel Generacin Chile S.A. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable and the recognition of finance cost											$ 7,365	9,630		14,001
Derecognition of accounts receivable											1,608,266	1,588,768		1,524,061
Enel Green Power Chile Ltda. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable and the recognition of finance cost											261	496		479
Derecognition of accounts receivable											68,978	54,681		48,122
Inter-American Investment Corporation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transfer of collection rights											840,080	738,417		605,263
Derecognition of accounts receivable and the recognition of finance cost											12,918	10,847		12,684
Sale and Purchase Agreement as Per Regulation [Member] | Enel Generacin Chile S.A. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable and the recognition of finance cost														8,585
Derecognition of accounts receivable										$ 48,000
Sale and Purchase Agreement as Per Regulation [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable and the recognition of finance cost														532
Derecognition of accounts receivable										$ 3,000
Sale and Purchase Agreement as Per Regulation [Member] | Inter-American Investment Corporation [Member] | Enel Generacin Chile S.A. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable	$ 235,200	$ 592,500	$ 12,700	$ 50,800	$ 14,200	$ 14,700	$ 15,900	$ 294,800	$ 606,000
Sale and Purchase Agreement as Per Regulation [Member] | Inter-American Investment Corporation [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable		$ 21,400	$ 1,000	$ 3,600	$ 900	$ 950	$ 1,030	$ 17,200	$ 34,800
Electricity Distribution Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade receivables, Current											340,501	535,136		495,719
Trade and other payables, current											177,975	130,967		0
Trade receivables, Non-current											984,292	1,050,006		855,716
Trade and other payables non-current											985,379	968,952		678,432
Impact on higher revenues											10,457	26,955		81,927
Impact on higher financial costs											2,949	3,631		4,005
Loss for net exchange difference											14,585	61,672
Profit for net exchange difference														18,606
Electricity Distribution and Generation Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable and the recognition of finance cost											$ 20,544	$ 20,973		$ 36,280

[1]	See Note 3.